united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	3/31

Date of reporting period:	9/30/24

Item 1. Reports to Stockholders.

(a)

Centerstone International Fund - Class A (CSIAX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Centerstone International Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-international-fund/. You can also request this information by contacting us at 212-503-5790.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.35%Footnote Reference*

* Annualized

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Countries	15.4%
Ireland	3.5%
Sweden	4.2%
Spain	4.9%
Chile	5.0%
Canada	6.0%
Singapore	6.3%
Switzerland	7.1%
Japan	8.6%
France	17.0%

Fund Statistics

Net Assets	$8,403,757
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$0
Portfolio Turnover	8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.9%
Money Market Funds	19.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vina San Pedro Tarapaca S.A.	5.0%
Air Liquide S.A.	4.1%
TC Energy Corporation	3.8%
Oversea-Chinese Banking Corp Ltd.	3.8%
Ryanair Holdings plc	3.5%
Nestle S.A.	3.1%
Barry Callebaut A.G.	2.6%
Singapore Exchange Ltd.	2.6%
Schneider Electric S.E.	2.6%
Cia de Distribucion Integral Logista Holdings S.A.	2.5%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Centerstone International Fund - Class A (CSIAX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://centerstoneinv.com/strategies/centerstone-international-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-CSIAX

Centerstone International Fund - Class C (CSINX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Centerstone International Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-international-fund/. You can also request this information by contacting us at 212-503-5790.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.10%Footnote Reference*

* Annualized

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Countries	15.4%
Ireland	3.5%
Sweden	4.2%
Spain	4.9%
Chile	5.0%
Canada	6.0%
Singapore	6.3%
Switzerland	7.1%
Japan	8.6%
France	17.0%

Fund Statistics

Net Assets	$8,403,757
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$0
Portfolio Turnover	8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.9%
Money Market Funds	19.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vina San Pedro Tarapaca S.A.	5.0%
Air Liquide S.A.	4.1%
TC Energy Corporation	3.8%
Oversea-Chinese Banking Corp Ltd.	3.8%
Ryanair Holdings plc	3.5%
Nestle S.A.	3.1%
Barry Callebaut A.G.	2.6%
Singapore Exchange Ltd.	2.6%
Schneider Electric S.E.	2.6%
Cia de Distribucion Integral Logista Holdings S.A.	2.5%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Centerstone International Fund - Class C (CSINX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://centerstoneinv.com/strategies/centerstone-international-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-CSINX

Centerstone International Fund - Class I (CINTX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Centerstone International Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-international-fund/. You can also request this information by contacting us at 212-503-5790.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.10%Footnote Reference*

* Annualized

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Countries	15.4%
Ireland	3.5%
Sweden	4.2%
Spain	4.9%
Chile	5.0%
Canada	6.0%
Singapore	6.3%
Switzerland	7.1%
Japan	8.6%
France	17.0%

Fund Statistics

Net Assets	$8,403,757
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$0
Portfolio Turnover	8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.9%
Money Market Funds	19.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vina San Pedro Tarapaca S.A.	5.0%
Air Liquide S.A.	4.1%
TC Energy Corporation	3.8%
Oversea-Chinese Banking Corp Ltd.	3.8%
Ryanair Holdings plc	3.5%
Nestle S.A.	3.1%
Barry Callebaut A.G.	2.6%
Singapore Exchange Ltd.	2.6%
Schneider Electric S.E.	2.6%
Cia de Distribucion Integral Logista Holdings S.A.	2.5%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Centerstone International Fund - Class I (CINTX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://centerstoneinv.com/strategies/centerstone-international-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-CINTX

Centerstone Investors Fund - Class A (CETAX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Centerstone Investors Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-investors-fund/. You can also request this information by contacting us at 212-503-5790.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.35%Footnote Reference*

* Annualized

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Countries	10.7%
Hong Kong	2.5%
Sweden	2.6%
Spain	2.8%
Canada	3.1%
Switzerland	3.5%
Singapore	4.3%
Japan	7.5%
France	13.7%
United States	25.8%

Fund Statistics

Net Assets	$144,347,909
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$614,119
Portfolio Turnover	11%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	71.5%
Exchange-Traded Funds	5.2%
Money Market Funds	23.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold Shares	5.2%
Air Liquide S.A.	3.7%
Oversea-Chinese Banking Corporation Ltd.	2.7%
Henry Schein, Inc.	2.3%
Credit Agricole S.A.	2.1%
O'Reilly Automotive, Inc.	2.1%
Tencent Holdings Ltd. - ADR	2.0%
Chevron Corporation	2.0%
Banco Santander S.A.	1.9%
T Hasegawa Company Ltd.	1.9%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Centerstone Investors Fund - Class A (CETAX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://centerstoneinv.com/strategies/centerstone-investors-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-CETAX

Centerstone Investors Fund - Class C (CENNX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Centerstone Investors Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-investors-fund/. You can also request this information by contacting us at 212-503-5790.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.10%Footnote Reference*

* Annualized

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Countries	10.7%
Hong Kong	2.5%
Sweden	2.6%
Spain	2.8%
Canada	3.1%
Switzerland	3.5%
Singapore	4.3%
Japan	7.5%
France	13.7%
United States	25.8%

Fund Statistics

Net Assets	$144,347,909
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$614,119
Portfolio Turnover	11%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	71.5%
Exchange-Traded Funds	5.2%
Money Market Funds	23.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold Shares	5.2%
Air Liquide S.A.	3.7%
Oversea-Chinese Banking Corporation Ltd.	2.7%
Henry Schein, Inc.	2.3%
Credit Agricole S.A.	2.1%
O'Reilly Automotive, Inc.	2.1%
Tencent Holdings Ltd. - ADR	2.0%
Chevron Corporation	2.0%
Banco Santander S.A.	1.9%
T Hasegawa Company Ltd.	1.9%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Centerstone Investors Fund - Class C (CENNX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://centerstoneinv.com/strategies/centerstone-investors-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-CENNX

Centerstone Investors Fund - Class I (CENTX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Centerstone Investors Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-investors-fund/. You can also request this information by contacting us at 212-503-5790.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.10%Footnote Reference*

* Annualized

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Countries	10.7%
Hong Kong	2.5%
Sweden	2.6%
Spain	2.8%
Canada	3.1%
Switzerland	3.5%
Singapore	4.3%
Japan	7.5%
France	13.7%
United States	25.8%

Fund Statistics

Net Assets	$144,347,909
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$614,119
Portfolio Turnover	11%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	71.5%
Exchange-Traded Funds	5.2%
Money Market Funds	23.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold Shares	5.2%
Air Liquide S.A.	3.7%
Oversea-Chinese Banking Corporation Ltd.	2.7%
Henry Schein, Inc.	2.3%
Credit Agricole S.A.	2.1%
O'Reilly Automotive, Inc.	2.1%
Tencent Holdings Ltd. - ADR	2.0%
Chevron Corporation	2.0%
Banco Santander S.A.	1.9%
T Hasegawa Company Ltd.	1.9%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Centerstone Investors Fund - Class I (CENTX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://centerstoneinv.com/strategies/centerstone-investors-fund/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-CENTX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

CENTERSTONE INVESTORS

2024 SEMI-ANNUAL FINANCIAL STATEMENTS

SEPTEMBER 30, 2024

CENTERSTONE INVESTORS FUND

CLASS I	CLASS A	CLASS C
CENTX	CETAX	CENNX

CENTERSTONE INTERNATIONAL FUND

CLASS I	CLASS A	CLASS C
CINTX	CSIAX	CSINX

TABLE OF CONTENTS

2	SCHEDULE OF INVESTMENTS

2	CENTERSTONE INVESTORS FUND

7	CENTERSTONE INTERNATIONAL FUND

11	STATEMENTS OF ASSETS AND LIABILITIES

12	STATEMENTS OF OPERATIONS

13	STATEMENTS OF CHANGES IN NET ASSETS

14	FINANCIAL HIGHLIGHTS

14	CENTERSTONE INVESTORS FUND

17	CENTERSTONE INTERNATIONAL FUND

20	NOTES TO FINANCIAL STATEMENTS

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 71.3%
	Canada - 3.1%
13,515	Franco-Nevada Corporation	$1,679,239
43,520	Quebecor, Inc., Class B(a)	1,136,345
35,878	TC Energy Corporation(a)	1,705,672
		4,521,256
	Cayman Islands - 2.4%
5,702	Baidu, Inc. - ADR(a),(b)	600,364
52,004	Tencent Holdings Ltd. - ADR(a)	2,881,021
		3,481,385
	Chile - 0.4%
102,546,552	Vina San Pedro Tarapaca S.A.(c)	510,614

	Denmark - 0.7%
47,262	ISS A/S	945,134

	France - 13.7%
27,757	Air Liquide S.A.	5,354,835
28,800	BNP Paribas S.A.	1,973,767
112,779	Cie Plastic Omnium S.A.	1,126,409
200,771	Credit Agricole S.A.	3,068,235
46,975	Edenred S.E.	1,779,412
5,361	Remy Cointreau S.A.(a)	416,953
8,880	Schneider Electric S.E.	2,335,437
17,650	Sodexo S.A.	1,447,414
10,928	Vinci S.A.	1,277,022
134,438	Worldline S.A.(a),(b)	978,683
		19,758,167
	Germany - 0.3%
7,891	Fraport A.G. Frankfurt Airport Services Worldwide(b)	439,756

	Hong Kong - 2.5%
159,868	AIA Group Ltd.	1,432,385
51,261	Hong Kong Exchanges & Clearing Ltd.	2,151,039
		3,583,424

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 71.3% (Continued)
	Indonesia - 0.4%
567,665	Gudang Garam Tbk P.T.(b)	$596,200

	Ireland - 1.5%
115,120	Ryanair Holdings plc	2,109,871

	Israel - 0.9%
303,478	ICL Group Ltd.	1,292,608

	Japan - 7.5%
68,618	FANUC Corporation	2,000,413
91,979	Nagaileben Company Ltd.(a)	1,622,952
36,004	Sekisui Jushi Corporation	578,419
13,433	Shimano, Inc.	2,539,395
49,921	Shiseido Company Ltd.	1,345,931
120,080	T Hasegawa Company Ltd.	2,736,212
		10,823,322
	Luxembourg - 1.6%
36,786	Eurofins Scientific S.E.(a)	2,330,613

	Mexico - 1.7%
1,190,351	Megacable Holdings S.A.B. de C.V.	2,477,681

	Netherlands - 0.8%
7,226	Heineken N.V.(a)	640,774
11,568	Koninklijke Vopak N.V.	536,860
		1,177,634
	Singapore - 4.3%
333,175	Oversea-Chinese Banking Corporation Ltd.	3,914,552
252,000	Singapore Exchange Ltd.	2,239,233
		6,153,785
	Spain - 2.8%
548,000	Banco Santander S.A.	2,807,119
43,054	Cia de Distribucion Integral Logista Holdings S.A.	1,297,229
		4,104,348

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 71.3% (Continued)
	Sweden - 2.6%
47,819	Loomis A.B.	$1,571,873
144,000	Skandinaviska Enskilda Banken A.B.	2,201,532
		3,773,405
	Switzerland - 3.5%
860	Barry Callebaut A.G.(a)	1,591,351
24,000	Nestle S.A.	2,409,358
62,380	Softwareone Holding A.G.	1,101,214
		5,101,923
	United States - 20.6%
16,741	Brunswick Corporation	1,403,231
3,290	Carlisle Companies, Inc.	1,479,678
11,150	CarMax, Inc.(b)	862,787
19,200	Chevron Corporation	2,827,584
6,480	Corpay, Inc.(b)	2,026,685
18,910	Dollar General Corporation	1,599,219
13,166	Emerson Electric Company	1,439,965
50,662	Envista Holdings Corporation(b)	1,001,081
46,524	Henry Schein, Inc.(b)	3,391,599
5,355	McDonald’s Corporation	1,630,651
1,800	Meta Platforms, Inc., Class A	1,030,392
2,642	O’Reilly Automotive, Inc.(b)	3,042,526
12,886	Ross Stores, Inc.	1,939,472
9,196	Scotts Miracle-Gro Company (The)(a)	797,293
16,662	Southern Copper Corporation	1,927,294
16,400	Walt Disney Company (The)	1,577,516
1,674	WW Grainger, Inc.	1,738,968
		29,715,941

	TOTAL COMMON STOCKS (Cost $87,092,485)	102,897,067

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 5.2%
	United States - 5.2%
31,027	SPDR Gold Shares(b)	$7,541,423

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,835,984)	7,541,423

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 23.3%
	COLLATERAL FOR SECURITIES LOANED – 0.5%
685,229	State Street Navigator Securities Lending Government Money Market Portfolio, 5.02% (Cost $685,229)(d),(e)	$685,229

	MONEY MARKET FUNDS – 22.8%
32,893,399	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.91% (Cost $32,893,399)(d)	32,893,399

	TOTAL SHORT-TERM INVESTMENTS (Cost $33,578,628)	33,578,628

	TOTAL INVESTMENTS – 99.8% (Cost $124,507,097)	$144,017,118
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	330,791
	NET ASSETS - 100.0%	$144,347,909

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

S.E.	- Société Européene

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Security, or a portion of the security, is out on loan at September 30, 2024. Total loaned securities had a value of $9,613,600 at September 30, 2024.

(b)	Non-income producing security.

(c)	Illiquid security. The total fair value of these securities as of September 30, 2024 was $510,694, representing 0.3% of net assets.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(e)	The loaned securities were secured with short-term investment cash collateral of $685,229 and non cash collateral of $9,492,314. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

FORWARD FOREIGN CURRENCY AND SPOT
CONTRACTS

			Local Currency			Unrealized
			Amount		U.S. Dollar Value at	Appreciation/
Foreign Currency	Settlement Date	Counterparty	Purchased/Sold	U.S. Dollar Equivalent	September 30, 2024	(Depreciation)*
To Buy:
Euro	01/21/2025	State Street Bank	$16,000,000	$17,794,525	$17,895,364	$100,839
				$17,794,525	$17,895,364	$100,839

To Sell:
Euro	01/21/2025	State Street Bank	$16,000,000	$17,653,382	$17,895,364	$(241,982)
				$17,653,382	$17,895,364	$(241,982)

Total						$(141,143)

*	The amount represents fair value derivative instruments subject to foreign currency risk exposure as of September 30, 2024.

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 78.0%
	Canada - 6.0%
7,184	Quebecor, Inc., Class B(a)	$187,581
6,678	TC Energy Corporation(a)	317,478
		505,059
	Cayman Islands - 2.4%
330	Baidu, Inc. - ADR(a),(b)	34,746
2,994	Tencent Holdings Ltd. - ADR(a)	165,867
		200,613
	Chile - 5.0%
84,677,397	Vina San Pedro Tarapaca S.A. (c)	421,638

	Denmark - 0.7%
3,131	ISS A/S	62,613

	France - 17.0%
1,770	Air Liquide S.A.	341,466
2,400	BNP Paribas S.A.	164,481
4,000	Cie Plastic Omnium S.A.	39,951
12,083	Credit Agricole S.A.	184,655
2,510	Edenred S.E.	95,079
359	Remy Cointreau S.A.(a)	27,921
824	Schneider Electric S.E.	216,712
2,315	Sodexo S.A.	189,845
610	Vinci S.A.	71,283
11,795	Worldline S.A. (a),(b)	85,865
		1,417,258
	Germany - 0.8%
1,184	Fraport A.G. Frankfurt Airport Services Worldwide(b)	65,983

	Hong Kong - 3.0%
11,152	AIA Group Ltd.	99,920
3,576	Hong Kong Exchanges & Clearing Ltd.	150,058
		249,978

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 78.0% (Continued)
	Indonesia - 0.5%
37,111	Gudang Garam Tbk P.T.(b)	$38,976

	Ireland - 3.5%
16,064	Ryanair Holdings plc	294,414

	Israel - 1.7%
34,127	ICL Group Ltd.	145,358

	Japan - 8.6%
3,694	FANUC Corporation	107,691
8,574	Nagaileben Company Ltd.(a)	151,287
5,876	Sekisui Jushi Corporation	94,400
620	Shimano, Inc.	117,206
2,653	Shiseido Company Ltd.(a)	71,528
7,920	T Hasegawa Company Ltd.	180,469
		722,581
	Luxembourg - 2.4%
3,149	Eurofins Scientific S.E.(a)	199,508

	Mexico - 2.3%
94,587	Megacable Holdings S.A.B. de C.V.	196,880

	Netherlands - 1.6%
473	Heineken N.V.(a)	41,944
2,044	Koninklijke Vopak N.V.	94,860
		136,804
	Singapore - 6.3%
26,881	Oversea-Chinese Banking Corp Ltd.	315,831
24,400	Singapore Exchange Ltd.(b)	216,815
		532,646
	Spain - 4.9%
40,000	Banco Santander S.A.	204,899
6,943	Cia de Distribucion Integral Logista Holdings S.A.	209,195
		414,094

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 78.0% (Continued)
	Sweden - 4.2%
5,547	Loomis A.B.	$182,337
11,200	Skandinaviska Enskilda Banken A.B.	171,230
		353,567
	Switzerland - 7.1%
118	Barry Callebaut A.G.(a)	218,348
2,600	Nestle S.A.	261,013
6,627	Softwareone Holding A.G.	116,989
		596,350

	TOTAL COMMON STOCKS (Cost $6,405,216)	6,554,320

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 18.4%
	COLLATERAL FOR SECURITIES LOANED – 2.4%
200,687	State Street Navigator Securities Lending Government Money Market Portfolio, 5.02% (Cost $200,687)(d),(e)	$200,687

	MONEY MARKET FUNDS – 16.0%
1,345,499	State Street Institutional Treasury Plus Money Market Fund Trust Class, Trust Class, 4.91% (Cost $1,345,499)(c)	1,345,499

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,546,186)	1,546,186

	TOTAL INVESTMENTS – 96.4% (Cost $7,951,402)	$8,100,506
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.6%	303,251
	NET ASSETS - 100.0%	$8,403,757

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

S.E.	- Société Européene

(a)	Security, or a portion of the security, is out on loan at September 30, 2024. Total loaned securities had a value of $1,198,320 at September 30, 2024.

(b)	Non-income producing security.

(c)	Illiquid security. The total fair value of these securities as of September 30, 2024 was $421,638, representing 5.0% of net assets.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(e)	The loaned securities were secured with short-term investment cash collateral of $200,687 and non cash collateral of $1,063,750. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

FORWARD FOREIGN CURRENCY AND SPOT
CONTRACTS

			Local Currency			Unrealized
			Amount		U.S. Dollar Value at	Appreciation/
Foreign Currency	Settlement Date	Counterparty	Purchased/Sold	U.S. Dollar Equivalent	September 30, 2024	(Depreciation)*
To Buy:
Euro	01/21/2025	State Street Bank	$1,500,000	$1,668,237	$1,677,691	$9,454
				$1,668,237	$1,677,691	$9,454

To Sell:
Euro	01/21/2025	State Street Bank	$1,500,000	$1,655,005	$1,677,691	$(22,686)
				$1,655,005	$1,677,691	$(22,686)

Total						$(13,232)

*	The amount represents fair value derivative instruments subject to foreign currency risk exposure as of September 30, 2024.

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

CENTERSTONE INVESTORS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Assets:
Investments in securities, at cost	$124,507,097	$7,951,402
Investments in securities, at value #	$144,017,118	$8,100,506
Foreign currency, at value (Cost $2,227,471 and $220,909, respectively)	2,232,633	221,449
Interest and dividends receivable	246,394	15,207
Receivable for fund shares sold	13,200	—
Unrealized appreciation on open forward foreign currency contracts	100,839	9,454
Due from Adviser	—	15,255
Foreign tax reclaim receivable	501,149	285,734
Prepaid expenses and other assets	20,072	22,547
Total Assets	147,131,405	8,670,152

Liabilities:
Collateral on securities loaned (see Note 2)	685,229	200,687
Payable for fund shares redeemed	1,647,807	295
Unrealized depreciation on open forward foreign currency contracts	241,982	22,686
Payable to Adviser	91,274	—
Payable for shareholder servicing fees	33,045	2,580
Payable for distribution fees	9,746	468
Accrued expenses and other liabilities	74,413	39,679
Total Liabilities	2,783,496	266,395

Net Assets	$144,347,909	$8,403,757

Net Assets consist of:
Paid in capital (par value $0.001 per share)	$147,711,330	$38,674,672
Accumulated losses	(3,363,421)	(30,270,915)
Net Assets	$144,347,909	$8,403,757

Net Asset Value Per Share
Class I Shares:
Net Assets	$119,381,371	$7,169,040
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	9,207,168	696,450
Net asset value, offering and redemption price per share	$12.97	$10.29

Class A Shares:*
Net Assets	$17,249,995	$924,099
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	1,339,655	88,628
Net asset value, and redemption price per share	$12.88	$10.43
Offering price per share (NAV per share plus maximum sales charge of 5%)	$13.56	$10.98

Class C Shares:
Net Assets	$7,716,543	$310,618
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	613,853	30,606
Net asset value, offering and redemption price per share	$12.57	$10.15
Redemption proceeds per share (NAV per share less maximum contingent deferred sales charge)^	$12.45	$10.05

#	Includes $9,613,600 and $1,198,320 of securities out on loan, respectively.

*	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 18 months of their purchase when an initial sales charge was not paid on the purchase.

^	If you redeem Class C shares within 12 months after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption.

See Accompanying Notes to Financial Statements.

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

CENTERSTONE INVESTORS
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED SEPTEMBER 30, 2024

	Centerstone	Centerstone
	Investors	International
	Fund	Fund

Investment Income:
Interest income	$218,141	$9,737
Dividend income	2,865,827	221,743
Reclaim Income	451,505	104,997
Less: Foreign withholding taxes	(722,418)	(133,025)
Securities lending income, net	39,023	2,108
Total Investment Income	2,852,078	205,560

Operating Expenses:
Investment advisory fees	706,976	39,684
Distribution fees - Class A Shares	21,488	1,135
Distribution fees - Class C Shares	41,209	1,585
Shareholder servicing fees	99,217	21,531
Administration fees	43,807	36,404
Registration & filing fees	27,450	22,875
Chief Compliance Officer fees	11,794	4,817
Legal fees	10,654	10,923
Trustees’ fees	7,801	7,646
Audit fees	10,374	9,626
Others expenses	38,232	25,057
Total Operating Expenses	1,019,002	181,283
Less: Fees waived by the advisor	(92,857)	(130,094)
Net Operating Expenses	926,145	51,189
Net Investment Income	1,925,933	154,371

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain from:
Investments	8,717,412	431,476
Forward foreign currency contracts	50,886	9,873
	8,768,298	441,349
Net change in unrealized appreciation (depreciation) from:
Investments	(6,472,108)	(232,815)
Forward foreign currency translations	34,151	14,583
Forward foreign currency contracts	(334,501)	(31,360)
	(6,772,458)	(249,592)

Net Realized and Unrealized Gain	1,995,840	191,757

Net Increase in Net Assets Resulting From Operations	$3,921,773	$346,128

See Accompanying Notes to Financial Statements.

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

CENTERSTONE INVESTORS
STATEMENTS OF CHANGES IN NET ASSETS

	Centerstone Investors Fund		Centerstone International Fund
	Six Months Ended		Six Months Ended
	September 30, 2024	Year Ended	September 30, 2024	Year Ended
	(Unaudited)	March 31, 2024	(Unaudited)	March 31, 2024
Operations:
Net investment income	$1,925,933	$2,595,127	$154,371	$324,469
Net realized gain (loss) from investments, and forward foreign currency contracts	8,768,298	(9,622,161)	441,349	(1,289,681)
Net realized gain from redemptions in-kind	—	—	—	393,797
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency translations, and forward foreign currency contracts	(6,772,458)	14,201,559	(249,592)	91,587

Net Increase (Decrease) in Net Assets Resulting From Operations	3,921,773	7,174,525	346,128	(479,828)

Distributions to Shareholders From:
Total Distributions Paid
Class I	—	(2,270,522)	—	(251,015)
Class A	—	(226,612)	—	(26,032)
Class C	—	(40,473)	—	(7,913)
Total Distributions to Shareholders	—	(2,537,607)	—	(284,960)

Fund Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	2,408,149	10,947,708	94,517	207,573
Class A	2,062,134	1,433,431	23,076	22,728
Class C	39,482	366,490	—	—
Reinvestment of distributions
Class I	—	2,190,096	—	221,985
Class A	—	222,735	—	25,397
Class C	—	39,795	—	6,090
Cost of shares redeemed
Class I	(26,731,900)	(38,142,065)	(1,492,857)	(6,760,975)
Class A	(2,685,901)	(6,216,921)	(105,684)	(342,096)
Class C	(1,231,605)	(1,494,423)	(52,802)	(124,128)
Net Decrease in Net Assets From Share Transactions of Beneficial Interest	(26,139,641)	(30,653,154)	(1,533,750)	(6,743,426)

Total Decrease in Net Assets	(22,217,868)	(26,016,236)	(1,187,622)	(7,508,214)

Net Assets:
Beginning of Period	166,565,777	192,582,013	9,591,379	17,099,593
End of Period	$144,347,909	$166,565,777	$8,403,757	$9,591,379

See Accompanying Notes to Financial Statements.

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

CENTERSTONE INVESTORS FUND
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each year:

	Class I
	Six Months
	Ended
	September 30,
	2024		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	(Unaudited)		March 31, 2024		March 31, 2023	March 31, 2022		March 31, 2021		March 31, 2020
Net asset value, beginning of period	$12.60		$12.18		$12.70	$13.07		$8.59		$11.18
Income from investment operations:
Net investment income *	0.16		0.18		0.17	0.10		0.08		0.12
Net realized and unrealized gain (loss)	0.21		0.43		(0.49)	(0.31)		4.48		(2.46)
Total income (loss) from investment operations	0.37		0.61		(0.32)	(0.21)		4.56		(2.34)
Less distributions:
From net investment income	—		(0.19)		—	(0.16)		(0.08)		(0.16)
From net realized gains	—		—		(0.20)	—		—		(0.09)
Total distributions	—		(0.19)		(0.20)	(0.16)		(0.08)		(0.25)
Paid in capital from redemption fees	—		—		—	0.00	(1)	0.00	(1)	0.00 (1)
Net asset value, end of period	$12.97		$12.60		$12.18	$12.70		$13.07		$8.59
Total return (2)	2.53	% (3)	5.14	% (6)	(2.47)%	(1.58)%		53.22%		(21.46)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$119,380		$140,431		$161,527	$248,482		$237,904		$221,360
Ratios of expenses to average net assets
Before fee waivers	1.22	% (4)	1.21%		1.15%	1.11	% (5)	1.23	% (5)	1.17%
After fee waivers	1.10	% (4)	1.10%		1.10%	1.10	% (5)	1.12	% (5)	1.10%
Ratios of net investment income to average net assets
Before fee waivers	2.43	% (4)	1.41%		1.37%	0.71	% (5)	0.60	% (5)	1.04%
After fee waivers	2.55	% (4)	1.52%		1.41%	0.72	% (5)	0.72	% (5)	1.11%
Portfolio turnover rate	10.97	% (3)	36.42%		44.27%	31.56%		34.65%		49.72%

*	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Not annualized.

(4)	Annualized for periods less than one year.

(5)	The ratios include 0.00% and 0.02% for the years ended March 31, 2022 and March 31, 2021, respectively, attributed to dividends from securities sold short.

(6)	Includes adjustments in accordance with generally accepted accounting principles in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Accompanying Notes to Financial Statements.

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

CENTERSTONE INVESTORS FUND
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each year:

	Class A
	Six Months
	Ended
	September 30,
	2024		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	(Unaudited)		March 31, 2024		March 31, 2023	March 31, 2022		March 31, 2021		March 31, 2020
Net asset value, beginning of period	$12.52		$12.11		$12.65	$13.02		$8.56		$11.14
Income from investment operations:
Net investment income *	0.14		0.16		0.13	0.06		0.05		0.09
Net realized and unrealized gain (loss)	0.22		0.40		(0.47)	(0.30)		4.46		(2.45)
Total income (loss) from investment operations	0.36		0.56		(0.34)	(0.24)		4.51		(2.36)
Less distributions:
From net investment income	—		(0.15)		—	(0.13)		(0.05)		(0.13)
From net realized gains	—		—		(0.20)	—		—		(0.09)
Total distributions	—		(0.15)		(0.20)	(0.13)		(0.05)		(0.22)
Paid in capital from redemption fees	—		—		—	0.00	(1)	0.00	(1)	0.00 (1)
Net asset value, end of period	$12.88		$12.52		$12.11	$12.65		$13.02		$8.56
Total return (2)	2.39	% (3)	4.75	% (6)	(2.64)%	(1.84)%		52.79%		(21.63)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$17,249		$17,397		$21,500	$24,982		$25,590		$18,764
Ratios of expenses to average net assets
Before fee waivers	1.47	% (4)	1.46%		1.40%	1.36	% (5)	1.48	% (5)	1.42%
After fee waivers	1.35	% (4)	1.35%		1.35%	1.35	% (5)	1.37	% (5)	1.35%
Ratios of net investment income to average net assets
Before fee waivers	2.16	% (4)	1.20%		1.06%	0.46	% (5)	0.34	% (5)	0.75%
After fee waivers	0.03	% (4)	1.31%		1.11%	0.47	% (5)	0.45	% (5)	0.82%
Portfolio turnover rate	10.97	% (3)	36.42%		44.27%	31.56%		34.65%		49.72%

*	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Not annualized.

(4)	Annualized for periods less than one year.

(5)	The ratios include 0.00% and 0.02% for the years ended March 31, 2022 and March 31, 2021, respectively, attributed to dividends from securities sold short.

(6)	Includes adjustments in accordance with generally accepted accounting principles in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Accompanying Notes to Financial Statements.

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

CENTERSTONE INVESTORS FUND
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each year:

	Class C
	Six Months
	Ended
	September 30,
	2024		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		March 31, 2024		March 31, 2023		March 31, 2022		March 31, 2021		March 31, 2020
Net asset value, beginning of period	$12.27		$11.86		$12.49		$12.85		$8.47		$11.03
Income from investment operations:
Net investment income (loss) *	0.09		0.06		0.04		(0.04)		(0.03)		0.01
Net realized and unrealized gain (loss)	0.21		0.40		(0.47)		(0.29)		4.41		(2.43)
Total income (loss) from investment operations	0.30		0.46		(0.43)		(0.33)		4.38		(2.42)
Less distributions:
From net investment income	—		(0.05)		—		(0.03)		—		(0.05)
From net realized gains	—		—		(0.20)		—		—		(0.09)
Total distributions	—		(0.05)		(0.20)		(0.03)		—		(0.14)
Paid in capital from redemption fees	—		—		—		—		0.00	(1)	0.00 (1)
Net asset value, end of period	$12.57		$12.27		$11.86		$12.49		$12.85		$8.47
Total return (2)	2.11	% (3)	3.95	% (6)	(3.40	)% (6)	(2.56	)% (6)	51.71%		(22.24)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$7,716		$8,737		$9,554		$11,632		$12,256		$11,637
Ratios of expenses to average net assets
Before fee waivers	2.22	% (4)	2.21%		2.15%		2.11	% (5)	2.23	% (5)	2.17%
After fee waivers	2.10	% (4)	2.10%		2.10%		2.10	% (5)	2.12	% (5)	2.10%
Ratios of net investment income (loss) to average net assets
Before fee waivers	1.43	% (4)	0.41%		0.30%		(0.29	)% (5)	(0.40	)% (5)	0.03%
After fee waivers	0.03	% (4)	0.51%		0.35%		(0.28	)% (5)	(0.28	)% (5)	0.11%
Portfolio turnover rate	10.97	% (3)	36.42%		44.27%		31.56%		34.65%		49.72%

*	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Not annualized.

(4)	Annualized for periods less than one year.

(5)	The ratios include 0.00% and 0.02% for the years ended March 31, 2022 and March 31, 2021, respectively, attributed to dividends from securities sold short.

(6)	Includes adjustments in accordance with generally accepted accounting principles in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Accompanying Notes to Financial Statements.

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

CENTERSTONE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each year:

	Class I
	Six Months
	Ended
	September 30,
	2024		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		March 31, 2024		March 31, 2023		March 31, 2022	March 31, 2021	March 31, 2020
Net asset value, beginning of period	$9.88		$10.30		$10.62		$11.29	$7.98	$10.97
Income from investment operations:
Net investment income *	0.18		0.26		0.18		0.11	0.09	0.16
Net realized and unrealized gain (loss)	0.23		(0.39)		(0.24)		(0.53)	3.30	(2.92)
Total income (loss) from investment operations	0.41		(0.13)		(0.06)		(0.42)	3.39	(2.76)
Less distributions:
From net investment income	—		(0.29)		(0.26)		(0.24)	(0.08)	(0.21)
From net realized gains	—		—		—		—	—	(0.02)
Tax return of capital	—		—		—		(0.01)	—	—
Total distributions	—		(0.29)		(0.26)		(0.25)	(0.08)	(0.23)
Paid in capital from redemption fees	—		—		—		0.00 (1)	0.00 (1)	0.00 (1)
Net asset value, end of period	$10.29		$9.88		$10.30		$10.62	$11.29	$7.98
Total return (2)	4.15	% (3)	(1.22	)% (5)	(0.36	)% (5)	(3.74)%	42.49%	(25.70)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$7,169		$8,270		$15,293		$27,168	$53,982	$65,732
Ratios of expenses to average net assets
Before fee waivers	4.05	% (4)	2.76%		1.66%		1.45%	1.62%	1.30%
After fee waivers	1.10	% (4)	1.10%		1.10%		1.10%	1.10%	1.10%
Ratios of net investment income to average net assets
Before fee waivers	0.63	% (4)	0.84%		1.34%		0.63%	0.42%	1.25%
After fee waivers	3.58	% (4)	2.50%		1.89%		0.98%	0.94%	1.45%
Portfolio turnover rate	8.39	% (3)	20.42%		15.90%		19.69%	22.87%	30.37%

*	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Not annualized.

(4)	Annualized for periods less than one year.

(5)	Includes adjustments in accordance with generally accepted accounting principles in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Accompanying Notes to Financial Statements.

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

CENTERSTONE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each year:

	Class A
	Six Months
	Ended
	September 30,
	2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		March 31, 2024	March 31, 2023	March 31, 2022	March 31, 2021	March 31, 2020
Net asset value, beginning of period	$10.02		$10.43	$10.61	$11.28	$7.98	$10.96
Income from investment operations:
Net investment income *	0.17		0.21	0.20	0.08	0.06	0.15
Net realized and unrealized gain (loss)	0.24		(0.36)	(0.28)	(0.53)	3.29	(2.93)
Total income (loss) from investment operations	0.41		(0.15)	(0.08)	(0.45)	3.35	(2.78)
Less distributions:
From net investment income	—		(0.26)	(0.10)	(0.21)	(0.05)	(0.18)
From net realized gains	—		—	—	—	—	(0.02)
Tax return of capital	—		—	—	(0.01)	—	—
Total distributions	—		(0.26)	(0.10)	(0.22)	(0.05)	(0.20)
Paid in capital from redemption fees	—		—	—	0.00 (1)	0.00 (1)	0.00 (1)
Net asset value, end of period	$10.43		$10.02	$10.43	$10.61	$11.28	$7.98
Total return (2)	4.09	% (3)	(1.40)%	(0.66)%	(4.00)%	42.03%	(25.84)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$924		$969	$1,316	$10,978	$12,019	$11,919
Ratios of expenses to average net assets
Before fee waivers	4.31	% (4)	3.01%	1.91%	1.70%	1.87%	1.55%
After fee waivers	1.35	% (4)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratios of net investment income to average net assets
Before fee waivers	0.33	% (4)	0.33%	1.38%	0.34%	0.10%	1.15%
After fee waivers	3.29	% (4)	2.09%	2.11%	0.73%	0.63%	1.35%
Portfolio turnover rate	8.39	% (3)	20.42%	15.90%	19.69%	22.87%	30.37%

*	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Not annualized.

(4)	Annualized for periods less than one year.

(5)	Includes adjustments in accordance with generally accepted accounting principles in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Accompanying Notes to Financial Statements.

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

CENTERSTONE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each year:

	Class C
	Six Months
	Ended
	September 30,
	2024		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	(Unaudited)		March 31, 2024		March 31, 2023		March 31, 2022		March 31, 2021	March 31, 2020
Net asset value, beginning of period	$9.79		$10.20		$10.50		$11.14		$7.90	$10.85
Income from investment operations:
Net investment income *	0.13		0.13		0.08		0.00	(1)	0.00 (1)	0.05
Net realized and unrealized gain (loss)	0.23		(0.36)		(0.23)		(0.53)		3.24	(2.88)
Total income (loss) from investment operations	0.36		(0.23)		(0.15)		(0.53)		3.24	(2.83)
Less distributions:
From net investment income	—		(0.18)		(0.15)		(0.11)		—	(0.10)
From net realized gains	—		—		—		—		—	(0.02)
Tax return of capital	—		—		—		(0.00	) (1)	—	—
Total distributions	—		(0.18)		(0.15)		(0.11)		—	(0.12)
Paid in capital from redemption fees	—		—		—		—		0.00 (1)	0.00 (1)
Net asset value, end of period	$10.15		$9.79		$10.20		$10.50		$11.14	$7.90
Total return (2)	3.68	% (3)	(2.20	)% (5)	(1.35	)% (5)	(4.73)%		41.01%	(26.39)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$311		$352		$491		$726		$1,032	$1,696
Ratios of expenses to average net assets
Before fee waivers	5.05	% (4)	3.76%		2.66%		2.45%		2.62%	2.30%
After fee waivers	2.10	% (4)	2.10%		2.10%		2.10%		2.10%	2.10%
Ratios of net investment income (loss) to average net assets
Before fee waivers	-0.35	% (4)	(0.44)%		0.21%		(0.39)%		(0.57)%	0.30%
After fee waivers	0.74	% (4)	1.33%		0.81%		(0.02)%		(0.04)%	0.50%
Portfolio turnover rate	8.39	% (3)	20.42%		15.90%		19.69%		22.87%	30.37%

*	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Not annualized.

(4)	Annualized for periods less than one year.

(5)	Includes adjustments in accordance with generally accepted accounting principles in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Accompanying Notes to Financial Statements.

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2024

1.	ORGANIZATION

The Centerstone Investors Fund and the Centerstone International Fund (each a “Fund” and collectively the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust III, (the “Trust”) a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund reorganized on March 5, 2021 from their predecessor fund to a series of Northern Lights Fund Trust III. The Centerstone Investors Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including the US market. The Centerstone International Fund seeks long-term growth of capital by investing in a range of securities and asset classes primarily from foreign (non-US) markets. Centerstone Investors, LLC (the “Advisor”) manages the Funds. The Funds’ inception date is May 3, 2016.

All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”, including Accounting Standards Update 2013-08.

a. Investment Valuation – The Funds record their investments at fair value. In determining each Fund’s Net Asset Value (“NAV”) per share as of the close of the New York Stock Exchange (“NYSE”), currently 4:00 pm Eastern Time (“ET”) (the “Valuation Time”), securities traded on one or more securities exchanges for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current mean price on such over-the-counter market, (and if there is only a bid or only an ask price on such date, valuation will be at such bid or ask price for long or short positions, respectively). Debt securities, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available, are generally priced at the current bid price. Debt securities may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Absent special circumstances, valuations for a specific type of instrument will all be made through the same pricing agent.

Exchange-traded options; futures and options on futures are valued at the settlement price determined by the exchange.

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price, or by the Advisor in the case of securities for which the Advisor provides a fair value determination, at 4:00 pm ET or the nearest time prior to the Valuation Time, at which such foreign currency quotations are available.

Money market-type instruments that have a remaining maturity of 60 days or less are valued at bid prices from a pricing vendor, unless the Advisor believes another valuation is more appropriate.

Forward currency contracts shall be valued at the forward currency contract rates, determined at 4:00 pm ET or the nearest time prior to the Valuation Time, provided by a bank or dealer that the pricing agent or, if applicable, the Advisor believes to be reliable.

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the relevant Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used for the year ended as of September 30, 2024, for the Funds’ assets and liabilities measured at fair value:

Centerstone Investors Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$101,191,395	$1,705,672	$—	$102,897,067
Exchange-Traded Funds	7,541,423	—	—	7,541,423
Collateral for Securities Loaned	685,229	—	—	685,229
Money Market Funds	32,893,399	—	—	32,893,399
Forward Foreign Currency Contracts **	100,839	—	—	100,839
Total Assets	$142,412,285	$1,705,672	$—	$144,117,957

Liabilities *
Forward Foreign Currency Contracts **	$241,982	$—	$—	$241,982

Centerstone International Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$6,236,842	$317,478	$—	$6,554,320
Collateral for Securities Loaned	200,687	—	—	200,687
Money Market Fund	1,345,499	—	—	1,345,499
Forward Foreign Currency Contracts **	9,454	—	—	9,454
Total Assets	$7,792,482	$317,478	$—	$8,109,960

Liabilities *
Forward Foreign Currency Contracts **	$22,686	$—	$—	$22,686

*	Refer to the Schedule of Investments for country classification.

**	Forward Foreign Currency Contracts are valued at gross unrealized appreciation (depreciation) on the investment.

The Funds did not hold any Level 3 securities as of September 30, 2024.

b. Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

c. Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

d. Foreign Currency Translations – The books and records of the Funds are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

e. Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Funds may enter into forward foreign currency contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A Fund investing in forward foreign currency contracts is exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency contracts outstanding, as of September 30, 2024, are listed after each Fund’s Schedule of Investments. For the six months ended September 30, 2024, the average monthly outstanding currency purchased or sold in US dollars for forward foreign currency contracts totaled $20,459,177 and $1,918,048 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

f. Options Transactions – The Funds may engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index.

The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

g. Short Sales – The Funds may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, a Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

In connection with its short sales, a Fund will be required to maintain a segregated account with the Fund’s custodian of cash or liquid assets equal to (i) the current market value of the securities sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, a Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

The Funds may also sell a security short “against the box.” Short sales “against the box” are short sales of securities that a Fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box

h. Redemptions In-Kind – The Funds reserve the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of a Fund’s net assets at the beginning of the 90-day period). The securities will be chosen by a Fund and valued using the same procedures as used in calculating the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash and the shareholder will bear market risk until the securities are converted to cash.

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

i. Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations –

The following is a summary of the location of derivative investments of each Fund in the Statement of Assets and Liabilities as of September 30, 2024:

Location on the Statements of Assets and Liabilities
Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency contracts	Unrealized appreciation on open Forward Foreign Currency Contracts	Unrealized depreciation on open Forward Foreign Currency Contracts

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of September 30, 2024:

Asset Derivatives Investment value

Currency
Contracts
Centerstone Investors Fund Forward Foreign Currency Contracts	$100,839
Centerstone International Fund Forward Foreign Currency Contracts	$9,454

Liability Derivatives Investment value

Currency
Contracts
Centerstone Investors Fund Forward Foreign Currency Contracts	$241,982
Centerstone International Fund Forward Foreign Currency Contracts	$22,686

The following is a summary of each Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended September 30, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency contracts	Net realized gain (loss) from: Forward foreign currency contracts

Currency contracts	Net change in unrealized appreciation (depreciation) from: Forward foreign currency translations

Realized gain/(loss) on derivatives recognized in the Statements of Operations

Derivative Investment type	Currency Contracts
Centerstone Investors Fund Forward Foreign Currency Contracts	$50,886
Centerstone International Fund Forward Foreign Currency Contracts	$9,873

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations

Derivative Investment type	Currency
Centerstone Investors Fund Forward Foreign Currency Contracts	$(334,501)
Centerstone International Fund Forward Foreign Currency Contracts	$(31,360)

j. Offsetting of Financial Assets and Derivative Assets – The Funds’ policies are to recognize a net asset or liability equal to the unrealized amount on forward foreign currency contracts. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2024.

Centerstone Investors Fund

Gross Amounts Not Offset in
the Statement of Assets &
Assets:				Liabilities
	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Assets Presented in		Cash
	Recognized	Statement of Assets	the Statement of	Financial	Collateral
Description	Assets	& Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Forward Foreign Currency Contracts	$100,839	$—	$100,839	$(100,839)	$—	$—
Total	$100,839	$—	$100,839	$(100,839)	$—	$—

Gross Amounts Not Offset in
the Statement of Assets &
Liabilities:				Liabilities
	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Liabilities Presented		Cash
	Recognized	Statement of Assets	in the Statement of	Financial	Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged *	Net Amount
Forward Foreign Currency Contracts	$(241,982)	$—	$(241,982)	$100,839	$—	$(141,143)
Total	$(241,982)	$—	$(241,982)	$100,839	$—	$(141,143)

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

Centerstone International Fund

Gross Amounts Not Offset in
the Statement of Assets &
Assets:				Liabilities
	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Assets Presented in		Cash
	Recognized	Statement of Assets	the Statement of	Financial	Collateral
Description	Assets	& Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Forward Foreign Currency Contracts	$9,454	$—	$9,454	$(9,454)	$—	$—
Total	$9,454	$—	$9,454	$(9,454)	$—	$—

Gross Amounts Not Offset in
the Statement of Assets &
Liabilities:				Liabilities
	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Liabilities Presented		Cash
	Recognized	Statement of Assets	in the Statement of	Financial	Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Forward Foreign Currency Contracts	$(22,686)	$—	$(22,686)	$9,454	$—	$(13,232)
Total	$(22,686)	$—	$(22,686)	$9,454	$—	$(13,232)

k. Lending Portfolio Securities – For the purpose of achieving income, each Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting generally of cash, US Government securities, letters of credit or other collateral as deemed appropriate by the Board, in an amount at least equal to the current market value of the loaned securities, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. Each Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower. In addition, each Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting if the Advisor does not recall or does not timely recall the loaned securities, or if the borrower fails to return the recalled securities in advance of the record date for the meeting.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. While there are no limits on the number of borrowers to which each Fund may lend securities, in practice, a Fund may end up lending securities to only one or a small group of borrowers.

Cash collateral may be invested by a Fund in short-term investments including money-market funds. Investment of cash collateral offers the opportunity for a Fund to profit from income earned by this collateral pool, but also the risk of loss, should the value of the Fund’s shares in the collateral pool decrease below their initial value.

After predetermined rebates to borrowers, each Fund retains a portion of its respective net securities lending income and pays the custodian the remaining portion.

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of September 30, 2024:

				Gross Amounts Not Offset in the
				Statement of Assets & Liabilities
		Gross	Net Amounts
		Amounts	of Assets
	Gross	Offset in the	Presented in
	Amounts of	Statement of	the Statement	Financial	Cash
	Recognized	Assets &	of Assets &	Instruments	Collateral		Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged *	Received		Assets
Centerstone Investors Fund
Description:
Securities Loaned	$9,613,600	$—	$9,613,600	$9,492,314	$121,286	*	$—
Total	$9,613,600	$—	$9,613,600	$9,492,314	$121,286		$—
Centerstone International Fund
Description:
Securities Loaned	$1,198,320	$—	$1,198,320	$1,063,750	$134,570	*	$—
Total	$1,198,320	$—	$1,198,320	$1,063,750	$134,570		$—

*	The amount is limited to the asset balance and accordingly does not include excess collateral pledged. Non-cash collateral is not reflected in the Funds’ records as the Funds do not have control of this collateral.

The fair value of the securities loaned for the Centerstone Investors Fund and Centerstone International Fund totaled $9,613,600 and $1,198,320 at September 30, 2024, respectively. The securities loaned are noted in the Schedules of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes cash collateral received and reinvested that totaled $685,229 for the Centerstone Investors Fund and $200,687 for the Centerstone International Fund at September 30, 2024, respectively. This amount is offset by a liability recorded as “Collateral on securities loaned.” The contractual maturity of securities purchased with the cash collateral is on an overnight and continuous basis. At September 30, 2024, Centerstone Investors Fund and Centerstone International Fund received non-cash collateral of $9,492,314 and $1,063,750 respectively. The non-cash collateral consists of U.S. treasury notes and U.S. treasury inflation indexed bonds, with coupon rates ranging from 0.01% to 4.875% and maturity dates from 10/10/2024 to 05/15/2054 and is held for benefit of each Fund at the Fund’s custodian. The Funds cannot pledge or resell the collateral.

			Remaining Contractual Maturity of
			Collateral, As of September 30,

	Overnight and	Less than 30	Between 30	More than 90
	Continuous	days	and 90 days	days	Total
Centerstone Investors Fund
Cash Collateral	$685,229	$—	$—	$—	$685,229
Non-Cash Collateral	$—	$3,733	$72,378	$9,416,203	$9,492,314
	$685,229	$3,733	$72,378	$9,416,203	$10,177,543
Centerstone International Fund
Cash Collateral	$200,687	$—	$—	$—	$200,687
Non-Cash Collateral	$—	$102	$6,964	$1,056,684	$1,063,750
	$200,687	$102	$6,964	$1,056,684	$1,264,437

l. Foreign Securities Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region. Investments in lower grade debt securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.

m. Federal Income Taxes – It is each Fund’s policy to continue to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. The Funds

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years of 2022 through 2024, or expected to be taken in the Funds’ March 31, 2025 year-end tax returns. The Funds identify their major tax jurisdictions as US federal, Ohio and foreign jurisdictions where a Fund makes significant investments. Neither Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

n. Distributions to Shareholders – It is each Fund’s policy to distribute its respective net investment income and net capital gains, if any, annually. Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from GAAP. Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses. Dividends and distributions to shareholders are recorded on the ex-date.

o. Class Accounting – Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares of a Fund have equal voting privileges with respect to such Fund except that each class has exclusive voting rights with respect to its service and/or distribution plans. A Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of such Fund.

p. Foreign Taxes – Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income.

q. Indemnification – The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

r. Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

s. Market Risk – The value of each Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Each Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Securities markets may experience long periods of decline in value. Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, climate change and climate-related events, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other preexisting political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a. Advisory Fees – The Advisor serves as each Fund’s investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, subject to the oversight of the Board and in conformity with the stated policies of the Funds, manages all business activities of the Funds. As compensation for its services, each Fund pays the Advisor an annualized rate of 0.90% of each Fund’s respective average daily net assets, accrued daily and paid monthly. For the six months ended September 30, 2024, the Advisor earned advisory fees of $706,976 and $39,684 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

Pursuant to an operating expense limitation agreement between the Advisor and the Trust, the Advisor has agreed to waive its fees and/or expenses for each Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for a Fund does not exceed 1.35%, 2.10% and 1.10%, of such Fund’s average net assets, for Class A, Class C and Class I shares, respectively, through at least August 1, 2026. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board upon sixty (60) days’ written notice to the Advisor. The Advisor is permitted to receive reimbursement from a Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or paid; and (2) the reimbursement may not be made if it would cause the expense limitation currently in effect or in effect at the time of the waiver or payment, whichever is lower, to be exceeded.

During the six months ended September 30, 2024, the Advisor waived fees totaling $92,857 and $130,094 for the Centerstone Investors Fund and Centerstone International Fund, respectively. As more fully described above, waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or paid.

The following amounts are subject to recapture by the Funds until the following dates:

	3/31/2025	3/31/2026	3/31/2027
Centerstone Investors Fund	$27,474	$97,967	$190,668
Centerstone International Fund	209,844	150,502	223,172

b. Distributor – The Distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, with respect to the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan for the Funds’ Class A and Class C shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that is calculated at an annual rate of 0.25% and 1.00% per year of the average daily net assets of each Fund’s Class A and Class C shares and paid to the Distributor to be used to pay for distribution and shareholder servicing activities. For the six months ended September 30, 2024, the Funds incurred distribution fees of $62,697 and $2,720 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter during the six months ended September 30, 2024 for the Centerstone Investors Fund and Centerstone International Fund.

Centerstone Investors Fund
Class A	$1,688	$263
Class C	395	—
Centerstone International Fund
Class A	—	—
Class C	—	—

c. Administration, Fund Accounting and Transfer Agency Fees

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments and in-kind transactions, for the six months ended September 30, 2024 were as follows:

	Purchases	Sale Proceeds		Proceeds of
	(excluding U.S.	(excluding U.S.	Purchases of	U.S.
	Government	Government	U.S. Government	Government
Fund	Securities)	Securities)	Securities	Securities
Centerstone Investors Fund	$15,940,715	$71,203,028	$—	$—
Centerstone International Fund	686,927	3,361,629	—	—

5.	SHARES OF BENEFICIAL INTEREST

At September 30, 2024, each Fund had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for each Fund for the six months ended September 30, 2024:

				Net Increase/
		Distributions		(Decrease) in
Fund	Issued	Reinvested	Redeemed	Shares
	Class I Shares
Centerstone Investors Fund	2,408,149	—	(26,731,900)	(24,323,751)
Centerstone International Fund	94,517	—	(1,492,857)	(1,398,340)
	Class A Shares
Centerstone Investors Fund	2,062,134	—	(2,685,901)	(623,767)
Centerstone International Fund	23,076	—	(105,684)	(82,608)
	Class C Shares
Centerstone Investors Fund	39,482	—	(1,231,605)	(1,192,123)
Centerstone International Fund	—	—	(52,802)	(52,802)

Following is a summary of shareholder transactions for each Fund for the year ended March 31, 2024:

				Net Increase/
		Distributions		(Decrease) in
Fund	Issued	Reinvested	Redeemed	Shares
	Class I Shares
Centerstone Investors Fund	910,317	187,187	(3,205,437)	(2,107,933)
Centerstone International Fund	21,486	23,221	(693,002)	(648,295)
	Class A Shares
Centerstone Investors Fund	119,586	19,136	(525,112)	(386,390)
Centerstone International Fund	2,157	2,618	(34,123)	(29,348)
	Class C Shares
Centerstone Investors Fund	31,223	3,482	(128,750)	(94,045)
Centerstone International Fund	—	641	(12,840)	(12,199)

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

6.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $143,425,742 and $9,735,579 for the Centerstone Investors Fund and Centerstone International Fund, respectively, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
	Appreciation	Depreciation	(Depreciation)
Centestone Investors Fund	$37,270,531	$(14,743,845)	$22,526,686
Centerstone International Fund	1,645,522	(1,847,238)	(201,716)

The unrealized appreciation (depreciation) in the table above includes net unrealized foreign currency losses of $2,755 and $4,799 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

The tax character of Fund distributions paid for the years ended March 31, 2024, and March 31, 2023, were as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
March 31, 2024	Income	Capital Gains	Capital	Total
Centerstone Investors Fund	$2,537,607	$—	$—	$2,537,607
Centerstone International Fund	284,960	—	—	284,960

For fiscal year ended	Ordinary	Long-Term	Return of
March 31, 2023	Income	Capital Gains	Capital	Total
Centerstone Investors Fund	$1,510	$3,104,751	$—	$3,106,261
Centerstone International Fund	438,886	—	$—	438,886

As of March 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
Centerstone Investors Fund	$2,665,109	$—	$(5,593,870)	$(26,885,874)	$—	$22,529,441	$(7,285,194)
Centerstone International Fund	38,551	—	(868,171)	(29,590,505)	—	(196,918)	(30,617,043)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for grantor trusts, and mark-to-markets on open forward foreign currency contracts and passive foreign investment companies.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Centerstone Investors Fund and Centerstone International Fund incurred and elected to defer such capital losses respectively $5,593,870 and $868,171.

At March 31, 2024, the Funds had capital loss carry-forwards for federal income tax purposes available to offset future capital gains, utilized as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
Centerstone Investors Fund	$2,062,810	$24,823,064	$26,885,874	$—
Centerstone International Fund	9,322,175	20,268,330	29,590,505	—

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the outstanding voting securities of a fund creates the presumption of control of the fund, under Section 2(a)(a) of the 1940 Act. As of September 30, 2024, Charles Schwab & Co. Inc. held in omnibus accounts for the benefit of others approximately 48% of the outstanding voting securities of the Centerstone Investors Fund.

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Centerstone Investors - Semi-Annual Financial Statements - September 30, 2024

CENTERSTONE INVESTORS

Centerstone Investors • 228 Park Avenue S, Suite 75938 • New York, New York 10003
212.503.5790 • centerstoneinv.com • in

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Norther Lights Fund Trust III

By	/s/ Brian Curley
Principal Executive Officer
Date: 12/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley
Principal Executive Officer
Date: 12/5/2024

By	/s/ Richard Gleason
Principal Financial Officer
Date: 12/5/2024